Pensions and Other Post Employment Benefit Plans	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Pensions and Other Post Employment Benefit Plans
12.
PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT PLANS

The Company’s Swiss pension plan is classified as a defined benefit plan under IFRS Accounting Standards. Employees of the Icelandic, French, Hong Kong and American subsidiaries are covered by local post-retirement contribution plans. Besides the Swiss plan, all other pension plans are not material to the Company’s consolidated financial position or results.

Switzerland pension plan

The Company’s Swiss entity is affiliated to a collective foundation administrating the pension plans of various unrelated employers that qualifies as defined benefit plan under IAS 19. For employees in Switzerland, the pension fund provides post-employment, death-in-service and disability benefits in accordance with the Swiss Federal Law on Occupational Retirement, Survivor’s and Disability Pension Plans which specifies the minimum benefits that are to be provided.

The pension plan of the Company’s Swiss entity is fully segregated from the ones of other participating employers. The collective foundation has reinsured all risks with an insurance company. The most senior governing body of the collective foundation is the Board of Trustees. All governing and administration bodies have an obligation to act in the interests of the plan beneficiaries.

The retirement benefits are based on the accumulated retirement capital, which is made of the yearly contributions towards the old age risk by both employer and employee and the interest thereon until retirement. The employee contributions are determined based on the insured salary, depending on the age, staff level and saving amount of the beneficiary. The interest rate is determined annually by the governing body of the collective plan in accordance with the legal framework, which defines the minimum interest rates.

If an employee leaves the pension plan before reaching retirement age, the law provides for the transfer of the vested benefits to a new pension plan. These vested benefits comprise the employee and the employer contributions plus interest, the money originally brought into the pension plan by the beneficiary and an additional legally stipulated amount. On reaching retirement age, the plan beneficiary may decide whether to withdraw the benefits in the form of an annuity or (entirely or partly) as a lump-sum payment. The annuity is calculated by multiplying the balance of the retirement capital with the applicable conversion rate.

All actuarial risks of the plan, e.g. old age, invalidity and death-in-service or investment, are fully covered by insurance. However, the collective foundation is able to withdraw from the contract with the Company at any time, in which case the Company would be required to join another pension plan. In addition, the risk premiums may be adjusted by the insurance company periodically.

The Company's Swiss pension plan is fully reinsured with Swiss Life, therefore the plan assets are 100% covered by an insurance contract. The insurance company bearing the investment risk is also making these investments on behalf of the collective foundation. As a result, the assets of the plan consist of a receivable from the insurance police.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss Law. The insurance policy has been treated as a qualifying insurance policy and therefore the pension assets are presented as one asset and are not desegregated and presented in classes that distinguish the nature and risks of those assets.

The following tables summarize the components of net benefit expense recognized in the consolidated statements of loss, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

in CHF thousands	For the years ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2024	2023
On plan assets	(71)	(70)
On obligation	(1,090)	(738)
Total	(1,161)	(808)

in CHF thousands	For the years ended December 31,
Net benefit expense:	2024	2023
Service cost	(663)	(391)
Interest cost on benefit obligation	(143)	(149)
Interest income	133	147
Administration cost	(15)	(7)
Net benefit expense	(688)	(400)

in CHF thousands	For the years ended December 31,
Benefit liability	2024	2023
Defined benefit obligation	(13,715)	(9,930)
Fair value of plan assets	11,845	9,202
Net benefit liability	(1,870)	(728)

Changes in the present value of the defined benefit obligation are as follows:

	For the years ended December 31,
in CHF thousands	2024	2023
Defined benefit obligation at January 1,	(9,930)	(6,494)
Interest cost	(143)	(149)
Service cost	(663)	(391)
Administrative expenses	(15)	(7)
Contributions paid by participants	(3,179)	(3,709)
Employees' contributions	(312)	(247)
Benefits paid from plan assets	1,617	1,806
Actuarial gains / (losses)	(1,090)	(738)
Defined benefit obligation at December 31,	(13,715)	(9,930)

Changes in the fair value of plan assets are as follows:

	For the years ended December 31,
in CHF thousands	2024	2023
Fair value of plan assets at January 1,	9,202	6,403
Expected return	133	147
Contributions by employer	707	571
Employees' contributions	312	247
Benefits paid from plan assets	(1,617)	(1,806)
Contributions paid by participants	3,179	3,709
Actuarial losses	(71)	(70)
Fair value of plan assets at December 31,	11,845	9,202

The Group expects to contribute CHF 0.7 million to its defined benefit pension plan in 2025. The average duration of the plan was 14.6 years and 14.7 years as of December 31, 2024 and 2023, respectively.

The principal assumptions used in determining pension benefit obligations for the Group's plan are shown below:

	For the years ended December 31,
	2024	2023
Discount rate	1.00%	1.45%
Future salary increases	1.00%	1.20%
Future pensions increases	0.00%	0.00%
Retirement age	65	M65/F64
Demographic assumptions	BVG 2020	BVG 2020

In regard to the underlying estimates for the calculation of the defined benefit pension liabilities the Company updated, among other minor updates, the discount rate assumption to 1.00% and 1.45% as of December 31, 2024 and 2023 respectively. All the actuarial assumption changes resulted in an actuarial loss of defined benefit pension liabilities of CHF 1.2 million. The net result is an increase of defined benefit pension liabilities from CHF 0.7 million as of December 31, 2023 to CHF 1.9 million as of December 31, 2024. Other assumptions for defined benefit pension liabilities remain unchanged.

In 2024, the guaranteed interest to be credited to employees' savings was 1.10% (versus 1% in 2023). The applicable rate for converting mandatory savings at age 65 for employees retiring in 2025 will be 5.65% for males and 5.81% for females and will be reduced to 5.40% for males and 5.57% for females in 2026. Further adjustments are expected in subsequent years. The rate for converting supplementary savings to an annuity remains stable at 4.49% for males and 4.67% for females in 2025 and 2026, though adjustments in future years are possible.

Sensitivity analysis

A quantitative sensitivity analysis for significant assumptions as of December 31, 2024 and 2023 is shown below:

in CHF thousands	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2024	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(13,226)	(14,236)	(13,828)	(13,607)	(13,844)	(13,589)
Decrease/(increase) from actual defined benefit obligation	490	(521)	(112)	108	(129)	126

Assumptions as of December 31, 2023	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(9,582)	(10,317)	(9,980)	(9,880)	(10,039)	(9,811)
Decrease/(increase) from actual defined benefit obligation	348	(387)	(50)	50	(109)	119

The sensitivity analysis above is subject to limitations and has been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.